Exhibit 99.1

World Omni Auto Receivables Trust 2022-B
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	158,553,682.84	13,723
Yield Supplement Overcollateralization Amount 10/31/25	6,384,430.62	0
Receivables Balance 10/31/25	164,938,113.46	13,723
Principal Payments	8,554,905.20	240
Defaulted Receivables	198,433.21	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	5,856,981.26	0
Pool Balance at 11/30/25	150,327,793.79	13,473

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.41%
Prepayment ABS Speed	0.95%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	5,359,458.31	327
Past Due 61-90 days	1,458,550.31	88
Past Due 91-120 days	142,520.99	9
Past Due 121+ days	0.00	0
Total	6,960,529.61	424

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.46%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Delinquency Trigger Occurred	NO

Recoveries	146,136.92
Aggregate Net Losses/(Gains) - November 2025	52,296.29
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.38%
Prior Net Losses/(Gains) Ratio	0.38%
Second Prior Net Losses/(Gains) Ratio	0.67%
Third Prior Net Losses/(Gains) Ratio	-0.30%
Four Month Average	0.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.59%

Overcollateralization Target Amount	4,915,858.40
Actual Overcollateralization	4,915,858.40
Weighted Average Contract Rate	4.68%
Weighted Average Contract Rate, Yield Adjusted	8.37%
Weighted Average Remaining Term	25.88

Flow of Funds	$ Amount
Collections	9,308,330.45
Investment Earnings on Cash Accounts	16,306.36
Servicing Fee	(137,448.43)
Transfer to Collection Account	-
Available Funds	9,187,188.38

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	310,496.03
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	3,310,030.65
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,915,858.40
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	518,299.13

Total Distributions of Available Funds	9,187,188.38

Servicing Fee	137,448.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	153,637,824.44
Principal Paid	8,225,889.05
Note Balance @ 12/15/25	145,411,935.39

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2b
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-3
Note Balance @ 11/17/25	19,467,824.44
Principal Paid	8,225,889.05
Note Balance @ 12/15/25	11,241,935.39
Note Factor @ 12/15/25	4.2262915%

Class A-4
Note Balance @ 11/17/25	89,920,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	89,920,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	29,500,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	29,500,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	14,750,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	14,750,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	443,000.20
Total Principal Paid	8,225,889.05
Total Paid	8,668,889.25

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month SOFR	4.14202%
Coupon	4.71202%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	3.25000%
Interest Paid	52,725.36
Principal Paid	8,225,889.05
Total Paid to A-3 Holders	8,278,614.41

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4505835
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.3667006
Total Distribution Amount	8.8172841

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1982156
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.9243949
Total A-3 Distribution Amount	31.1226105

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	402.39
Noteholders' Principal Distributable Amount	597.61

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	4,915,858.40
Investment Earnings	15,154.22
Investment Earnings Paid	(15,154.22)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,446,492.66	$1,600,604.91	1,340,989.93
Number of Extensions	86	100	80
Ratio of extensions to Beginning of Period Receivables Balance	0.88%	0.91%	0.72%